Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Liabilities
7. Derivative Liabilities

4. Derivative Liabilities

During the nine months ended September 30, 2021 and during the year ended December 31, 2020, the Company had outstanding convertible debentures with variable exercise prices based on market rates (see Note 3). During the nine months ended September 30, 2021 and during year ended December 31, 2020, the Company also issued series A preferred stock with variable exercise prices based on market rates (see Note 6). The Company records the fair value of the conversion features with variable exercise prices based on future market rates in accordance with ASC 815. The fair value of the derivative liabilities is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statements of operations. The Company uses a multi-nominal lattice model to fair value the derivative liabilities. The following inputs and assumptions were used to value the conversion features outstanding during the nine months ended September 30, 2021, assuming no expected dividends:

September 30, 2021
Expected volatility	135 - 275%
Risk free interest rate	0.05 – 0.15%
Expected life (in years)	0 - 1.50

The following table presents the Company’s embedded conversion features of its convertible debt and preferred stock measured at fair value on a recurring basis as of September 30, 2021.

Level 3 Carrying Value as of September 30, 2021
Derivative liabilities:
Embedded conversion feature - convertible debt	$44,015
Embedded conversion feature - preferred stock	112,867
$156,882

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

For The Nine Months Ended September 30, 2021
Embedded Conversion Features - Convertible Debt
Balances, as of the beginning of the year	$97,024
Derivative liabilities recorded upon issuance of convertible debt	-
Derivative liabilities derecognized upon debt conversion	(8,994)
Net changes in fair value included in net loss	(44,105)
Ending balance	$44,015

Embedded Conversion Features - Preferred Stock
Balances, as of the beginning of the year	$92,751
Derivative liabilities recorded upon issuance of preferred stock	367,053
Derivative liabilities derecognized upon preferred stock conversion	(234,448)
Net changes in fair value included in net loss	(112,489)
Ending balance	$112,867

Total ending balance	$156,882

7. Derivative Liabilities

During the years ended December 31, 2020 and 2019, the Company had outstanding convertible debentures with variable exercise prices based on market rates (see Note 6) and convertible series A preferred stock with variable exercise prices based on market rates (see Note 9). The Company records the fair value of the conversion features with variable exercise prices based on future market rates in accordance with ASC 815. The fair value of the derivative liabilities is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statements of operations. The Company uses a multi-nominal lattice model to fair value the derivative liabilities. The following inputs and assumptions were used to value the conversion features outstanding during the years ended December 31, 2020 and 2019, assuming no expected dividends:

	2020	2019
Expected volatility	271-322%	219% - 264%
Risk free interest rate	0.3-1.41%	1.55% - 2.34%
Expected life (in years)	0.5-1.5	0.8 – 1.5

The following table presents the Company’s embedded conversion features of its convertible debt and preferred stock measured at fair value on a recurring basis as of December 31, 2020 and 2019.

	Level 3 Carrying Value as of December 31, 2020	Level 3 Carrying Value as of December 31, 2019
Derivative liabilities:
Embedded conversion feature – convertible debt	$97,024	$87,571
Embedded conversion feature – preferred stock	92,751	4,751
	$189,775	$92,322

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

	For The Year Ended December 31, 2020	For The Year Ended December 31, 2019
Embedded Conversion Features – Debt Instruments
Balances, as of the beginning of the year	$87,571	$-
Derivative liabilities recorded upon issuance of debt instruments	301,351	483,331
Extinguishment due to conversion of debt instruments	(1,448,326)	(3,055)
Net changes in fair value included in net loss	1,156,428	(392,705)
Ending balance	$97,024	$87,571

Embedded Conversion Features – Preferred Stock
Balances, as of the beginning of the year	$4,751	$-
Derivative liabilities recorded upon issuance of preferred stock	519,427	207,067
Extinguishment due to conversion of preferred stock	(340,234)	(22,067)
Net changes in fair value included in net loss	(91,193)	(180,249)
Ending balance	$92,751	$4,751

Total ending balance	$189,775	$92,322